Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Description of Business
Organization and Description of Business

1. Organization and Description of Business

Terrestrial Energy Inc. (the “Company” or “TEI”), a Company incorporated under the laws of the State of Delaware, is a developing Generation IV nuclear technology, as defined by the Generation IV International Forum. The Company is committed to delivering reliable, resilient, emission-free, and cost-competitive energy by developing and deploying its patented Integral Molten Salt Reactor (“IMSR”) for commercial operation.

Prior to April 5, 2024, the Company was incorporated under the Business Corporations Act of Ontario and was domiciled in Canada. On December 13, 2023 the Company entered into an agreement with Terrestrial Energy Delaware Inc. (“DelawareCo”) and Terrestrial Energy Canada (Exchange) Inc. (the “Arrangement Agreement”) pursuant to which TEI completed a corporate redomicile under the laws of the State of Delaware by way of a statutory plan of arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Arrangement”) that provided for, among other things:

(a)	the issuance to holders of Class A Common Shares, at their election and subject to applicable eligibility criteria, for their Class A Common Shares of either: (i) shares of common stock of Terrestrial Energy Delaware Inc., par value $0.001 per share (the “DelawareCo Common Shares”), a corporation existing under the laws of the State of Delaware (“DelawareCo”), on a one-for-one basis; or (ii) common exchangeable shares in the capital of Terrestrial Energy Canada (Exchange) Inc. (the “Common Exchangeable Shares”), a corporation existing under the laws of the Province of Ontario (“ExchangeCo”) and a direct wholly-owned subsidiary of Terrestrial Energy Canada (Call) Inc., a corporation existing under the laws of the Province of Ontario and a direct, wholly-owned subsidiary of DelawareCo (“CallCo”), on a one-for-one basis;
(b)	the issuance to holders of Series 4 Preferred Shares, at their election and subject to applicable eligibility criteria, for their Series 4 Preferred Shares of either: (i) shares of Series A preferred stock in the capital of DelawareCo, par value $0.001 per share (the “DelawareCo Series A Preferred Shares”), on a one-for-one basis, or (ii) (A) Preferred Exchangeable Shares in the capital of ExchangeCo (the “Preferred Exchangeable Shares”, and together with the “Common Exchangeable Shares” the “Exchangeable Shares”), on a one-for-one basis;
(c)	the issuance to holders of Exchangeable Shares of voting shares in the Company proportionate to their beneficial ownership interest;
(d)	the entry by DelawareCo, CallCo and ExchangeCo into the Exchange and Support Agreement (the “Exchange and Support Agreement”);
(e)	the exchange of outstanding warrants issued by Terrestrial Energy (Ontario) Inc. (“TEON”) for warrants issued by TEI; and
(f)	the exchange of options exercisable for TEON securities for options exercisable for TEI securities.

The Arrangement became effective on April 5, 2024. Based on an assessment of the ownership and control of the Company both prior to and after the reorganization, the reorganization was accounted for as a transaction under common control. As a result, the assets and liabilities of the transferred entities were recognized at their carrying amounts at the date of transfer. In addition, the reorganization has been treated with retrospective application as of the beginning of the reporting period.

Merger Agreement

On March 26, 2025, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with HCM II Acquisition Corp., a Cayman Islands exempted company (which will transfer by way of continuation and domesticate as a Delaware corporation prior to the Closing (“HCM II”), and HCM II Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of HCM II (“Merger Sub”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving company. Under the terms of the Merger Agreement, the Company’s outstanding shares and convertible notes will be exchanged for shares in HCM II at an exchange ratio specified in the Business Combination Agreement. The closing of the Merger is subject to the receipt of the required approvals by the Company’s and HCM II’s shareholders and the fulfilment of other customary closing conditions set forth in the Business Combination Agreement. In connection with the closing of the Merger, HCM II will change its name to Terrestrial Energy Inc.

The Business Combination closed on Tuesday, October 28, 2025, subject to the satisfaction or waiver of all closing conditions, with trading commencing on the Nasdaq Stock Market LLC (“Nasdaq”) on Wednesday, October 29, 2025.

Upon closing of the transaction, the combined company became known as Terrestrial Energy Inc. and its securities were listed on Nasdaq under the symbols “IMSR” and “IMSRW”, respectively.

Liquidity and Going Concern

Historically, the Company’s primary sources of liquidity have been cash flows from private fundraising offerings from related parties or other investors and other financing activities to fund operations. For the nine months ended September 30, 2025 and 2024, the Company reported operating losses of $18.4 million and $8.1 million, respectively, and negative cash flows from operations of $10.8 million and $4.6 million, respectively. As of September 30, 2025, the Company had an aggregate unrestricted cash balance of $27.7 million, a net working capital of $21.0 million, and accumulated deficit of $118.4 million.

The Company commenced trading on Nasdaq on October 29, 2025, after completing its business combination with HCM II on October 28, 2025. Pursuant to the closing of the business combination, the company received in excess of $292 million in gross proceeds before expenses, which included a $50 million common stock private investment (“PIPE”) and approximately $242 million from HCM II’s trust account following redemptions of less than 1%. Based on the financing received subsequent to the balance sheet date, management believes that it has sufficient liquidity to support operations for at least the next twelve months following the date of issuance of the condensed consolidation financial statements. This projection is based on the Company’s current expectations regarding future sales, cost structure, cash burn rate and other operating assumptions. Accordingly, while the Company continues to face risks and uncertainties, management has determined that the plans in place to alleviate the conditions and events that previously raised substantial doubt about the Company’s ability to continue as a going concern, and therefore substantial doubt does not exist as of the issuance date.

These consolidated financial statements do not include any adjustments that might be necessary if the Company were unable to continue as a going concern.

1. Organization and Description of Business

Terrestrial Energy Inc. (the “Company” or “TEI”), a Company incorporated under the laws of the State of Delaware, is a developing Generation IV nuclear technology, as defined by the Generation IV International Forum. The Company is committed to delivering reliable, resilient, emission-free, and cost-competitive energy by developing and deploying its patented Integral Molten Salt Reactor (“IMSR”) for commercial operation.

Prior to April 5, 2024, the Company was incorporated under the Business Corporations Act of Ontario and was domiciled in Canada. On December 13, 2023 the Company entered into an agreement with Terrestrial Energy Delaware Inc. (“DelawareCo”) and Terrestrial Energy Canada (Exchange) Inc. (the “Arrangement Agreement”) pursuant to which TEI completed a corporate redomicile under the laws of the State of Delaware by way of a statutory plan of arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Arrangement”) that provided for, among other things:

(a)

the issuance to holders of Class A Common Shares, at their election and subject to applicable eligibility criteria, for their Class A Common Shares of either: (i) shares of common stock of Terrestrial Energy Delaware Inc., par value $0.001 per share (the “DelawareCo Common Shares”), a corporation existing under the laws of the State of Delaware (“DelawareCo”), on a one-for-one basis; or (ii) common exchangeable shares in the capital of Terrestrial Energy Canada (Exchange) Inc. (the “Common Exchangeable Shares”), a corporation existing under the laws of the Province of Ontario (“ExchangeCo”) and a direct wholly-owned subsidiary of Terrestrial Energy Canada (Call) Inc., a corporation existing under the laws of the Province of Ontario and a direct, wholly-owned subsidiary of DelawareCo (“CallCo”), on a one-for-one basis;

(b)

the issuance to holders of Series 4 Preferred Shares, at their election and subject to applicable eligibility criteria, for their Series 4 Preferred Shares of either: (i) shares of Series A preferred stock in the capital of DelawareCo, par value $0.001 per share (the “DelawareCo Series A Preferred Shares”), on a one-for-one basis, or (ii) (A) Preferred Exchangeable Shares in the capital of ExchangeCo (the “Preferred Exchangeable Shares”, and together with the “Common Exchangeable Shares” the “Exchangeable Shares”), on a one-for-one basis;

(c)	the issuance to holders of Exchangeable Shares of voting shares in the Company proportionate to their beneficial ownership interest;
(d)	the entry by DelawareCo, CallCo and ExchangeCo into the Exchange and Support Agreement (the “Exchange and Support Agreement”);
(e)	the exchange of outstanding warrants issued by Terrestrial Energy (Ontario) Inc. (“TEON”) for warrants issued by TEI; and
(f)	the exchange of options exercisable for TEON securities for options exercisable for TEI securities.

The Arrangement became effective on April 5, 2024. Based on an assessment of the ownership and control of the Company both prior to and after the reorganization, the reorganization was accounted for as a transaction under common control. As a result, the assets and liabilities of the transferred entities were recognized at their carrying amounts at the date of transfer. In addition, the reorganization has been treated with retrospective application as of the beginning of the reporting period.

Liquidity and Going Concern

Historically, the Company’s primary sources of liquidity have been cash flows from private fundraising offerings from related parties or other investors and other financing activities to fund operations. For the years ended December 31, 2024 and 2023, the Company reported operating losses of $10.4 and $14.2 million, respectively, and negative cash flows from operations of $8.2 and 9.2 million, respectively. As of December 31, 2024, the Company had an aggregate unrestricted cash balance of $3.0 million, a net working capital of $2.2 million, and accumulated deficit of $96.6 million.

1. Organization and Description of Business (cont.)

The Company’s future capital requirements will depend on many factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing, and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through additional equity or debt fundraising activities. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these consolidated financial statements are available to be issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.